Depreciation, Amortisation, and Impairment	12 Months Ended
Dec. 31, 2022
Depreciation, Amortization and Impairment [Abstract]
DEPRECIATION, AMORTISATION, AND IMPAIRMENT

NOTE 32 - DEPRECIATION, AMORTISATION, AND IMPAIRMENT

Depreciation, amortisation and impairment charges for the years ended December 31, 2022, 2021 and 2020, are detailed below:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

Depreciation and amortisation
Depreciation of property, plant, and equipment	56,297	60,904	56,311
Amortisation of Intangible assets	42,377	32,252	25,384
Depreciation right of use assets	31,319	28,899	27,731
Total depreciation and amortisation	129,993	122,055	109,426
Impairment of property, plant, and equipment	-	-	-
Impairment of right of use assets	-	-	638
Impairment of intangibles	-	-	-
Total impairment	-	-	638
Total	129,993	122,055	110,064